Unaudited Interim Condensed Statements of Changes of Shareholders’ Equity		Class A Ordinary shares HKD ($) shares		Class A Ordinary shares USD ($) shares		Class A shares		Class B Ordinary shares HKD ($) shares		Class B Ordinary shares USD ($) shares		Class B shares		Additional paid-in capital HKD ($)	Additional paid-in capital USD ($)	Accumulated other comprehensive income HKD ($)	Accumulated other comprehensive income USD ($)	Accumulated losses HKD ($)	Accumulated losses USD ($)	HKD ($)	USD ($)
Balance (in Shares)	[1]	433,003		433,003				75,000		75,000
Balance (in Dollars) | $		$ 8,443						$ 1,463						$ 106,085,870		$ 998,965		$ (50,268,270)		$ 56,826,471
Balance (in Shares) at Dec. 31, 2024	[1]	433,003		433,003				75,000		75,000
Balance at Dec. 31, 2024 | $		$ 8,443						$ 1,463						106,085,870		998,965		(50,268,270)		56,826,471
Balance (in Shares) at Jun. 30, 2025	[1]	433,003		433,003				75,000		75,000
Balance at Jun. 30, 2025 | $		$ 8,443						$ 1,463						106,085,870		320,088		(48,232,002)		58,183,862
Net income (loss) | $		$ 0						$ 0						0		0		2,036,268		2,036,268
Foreign currency translation | $																(678,877)				(678,877)
Foreign currency translation (in Shares)	[1]
Balance (in Shares)	[1]	433,003		433,003				75,000		75,000
Balance (in Dollars) | $		$ 8,443						$ 1,463						106,085,870		320,088		(48,232,002)		58,183,862
Balance (in Shares)		433,003	[1]	433,003	[1]	433,003	[2]	75,000	[1]	75,000	[1]	75,000	[2]
Balance (in Dollars) | $		$ 8,443						$ 1,463						106,085,870		440,219		(49,936,591)		56,599,404
Balance (in Shares) at Dec. 31, 2025		433,003	[1]	433,003	[1]	433,003	[2]	75,000	[1]	75,000	[1]	75,000	[2]
Balance at Dec. 31, 2025 | $		$ 8,443						$ 1,463						106,085,870		440,219		(49,936,591)		56,599,404
Balance (in Shares) at Jun. 30, 2026		2,289,253	[1]	2,289,253	[1]	2,289,253		75,000		75,000		75,000
Balance at Jun. 30, 2026		$ 44,547		$ 5,681				$ 1,463		$ 186				164,047,932	$ 20,919,145	408,734	$ 52,121	(59,038,000)	$ (7,528,437)	105,464,676	$ 13,448,696
Proceeds from shares placement | $		$ 36,104												57,962,062						57,998,166
Proceeds from shares placement (in Shares)		1,856,250		1,856,250
Net income (loss)		$ 0						$ 0						0		0		(9,101,409)		(9,101,409)	(1,160,599)
Foreign currency translation														0		(31,485)		0		(31,485)	(4,061)
Foreign currency translation (in Shares)		0		0
Balance (in Shares)		2,289,253	[1]	2,289,253	[1]	2,289,253		75,000		75,000		75,000
Balance (in Dollars)		$ 44,547		$ 5,681				$ 1,463		$ 186				$ 164,047,932	$ 20,919,145	$ 408,734	$ 52,121	$ (59,038,000)	$ (7,528,437)	$ 105,464,676	$ 13,448,696

[1]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025, (ii) share consolidation of 5 to 1 on June 16, 2025 and (iii) a share consolidation of 8 to 1 on May 18, 2026.
[2]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025; (ii) share consolidation of 5 to 1 on June 16, 2025 and (iii) share consolidation of 8 to 1 on May 18, 2026.